EQUIPMENT (Tables)	12 Months Ended
Apr. 30, 2013
EQUIPMENT [Abstract]
Schedule of Equipment, Net

At April 30, 2013 and April 30, 2012, equipment consisted of the following:

	April 30, 2013	April 30, 2012
Equipment	$25,610	$62,318
Less accumulated depreciation	(25,610)	(13,044)
Total equipment, net	$-	$49,274